PENSIONS - Reconciliation of Funded Status (Details) - Pensions - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of funded status:
Projected benefit obligation	$ (51,171)	$ (50,376)	$ (49,473)
Fair value of plan assets	13,634	12,503	$ 13,194
Funded (unfunded) status at end of year	(37,537)	(37,873)
Equity securities
Reconciliation of funded status:
Fair value of plan assets	9,921	8,936
Debt securities
Reconciliation of funded status:
Fair value of plan assets	3,047	2,860
Cash
Reconciliation of funded status:
Fair value of plan assets	666	707
UK Scheme
Reconciliation of funded status:
Projected benefit obligation	(11,654)	(10,461)
Fair value of plan assets	12,968	10,651
Funded (unfunded) status at end of year	1,314	190
Marine Scheme
Reconciliation of funded status:
Projected benefit obligation	(39,517)	(39,915)
Fair value of plan assets	666	1,852
Funded (unfunded) status at end of year	$ (38,851)	$ (38,063)